REGULATORY MATTERS (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 15, 2016	Dec. 31, 2015
Capital adequacy ratios according to the CRD IV transitional provisions
Common equity Tier 1	16.30%		14.50%
Tier 1	16.30%		14.50%
Total	16.30%		14.60%
Risk Based Ratios
CET1 Capital Requirements	8.75%
Total Capital Requirements	12.25%
Regulatory Matters Textual Details [Abstract]
Dividends on CoCos	€ 168,000,000
Payments for repurchase of HFSF CoCos	2,029,000,000	€ 2,029,000,000
Amount of DTA	€ 4,800,000,000		€ 4,900,000,000
Pillar 1
Risk Based Ratios
CET1 Capital Requirements	4.50%
Total Capital Requirements	8.00%
Pillar 2
Risk Based Ratios
CET1 Capital Requirements	3.00%
Total Capital Requirements	3.00%
Capital Conservation Buffer (2017)
Risk Based Ratios
CET1 Capital Requirements	1.25%
Total Capital Requirements	1.25%